Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	44
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$24,461,749.38	0.9687822	$14,246,471.54	0.5642167	$10,215,277.84
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$92,691,749.38	0.0684345	$82,476,471.54	0.0608925	$10,215,277.84

Weighted Avg. Coupon (WAC)	5.20%		5.23%
Weighted Avg. Remaining Maturity (WARM)	18.66		17.84
Pool Receivables Balance	$121,394,287.20		$111,007,166.15
Remaining Number of Receivables	21,548		20,808

Adjusted Pool Balance	$119,985,712.06		$109,770,434.22

III. COLLECTIONS

Principal:
Principal Collections	$10,213,710.53
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$165,881.87
Total Principal Collections	$10,379,592.40

Interest:
Interest Collections	$536,589.69
Late Fees & Other Charges	$44,579.49
Interest on Repurchase Principal	$-
Total Interest Collections	$581,169.18

Collection Account Interest	$642.00
Reserve Account Interest	$459.90
Servicer Advances	$-

Total Collections	$10,961,863.48

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	44
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$10,961,863.48
Reserve Account Release	$-
Total Available for Distribution	$10,961,863.48

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$101,161.91		$101,161.91	$101,161.91
Collection Account Interest					$642.00
Late Fees & Other Charges					$44,579.49
Total due to Servicer					$146,383.40

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$30,781.03		$30,781.03	$30,781.03

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$10,652,827.05

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$10,215,277.84

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$10,215,277.84		$10,215,277.84
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$10,215,277.84		$10,215,277.84

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					437,549.21

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,408,575.14
Beginning Period Amount	$1,408,575.14
Current Period Amortization	$171,843.21
Ending Period Required Amount	$1,236,731.93
Ending Period Amount	$1,236,731.93
Next Distribution Date Amount	$1,078,215.35

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	44
30/360 Days	30
Actual/360 Days	32

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	22.75%	24.86%	24.86%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.29%	20,245	95.92%	$106,472,990.43
30 - 60 Days	2.17%	451	3.29%	$3,650,124.95
61 - 90 Days	0.49%	102	0.71%	$787,835.46
91 + Days	0.05%	10	0.09%	$96,215.31
		20,808		$111,007,166.15
Total
Delinquent Receivables 61 + days past due	0.54%	112	0.80%	$884,050.77
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.58%	126	0.94%	$1,145,810.69
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.55%	123	0.82%	$1,088,775.86
Three-Month Average Delinquency Ratio	0.56%		0.85%

Repossession in Current Period		24		$187,752.58
Repossession Inventory		51		$116,129.30

Charge-Offs
Gross Principal of Charge-Off for Current Period				$173,410.52
Recoveries				$(165,881.87)
Net Charge-offs for Current Period				$7,528.65

Beginning Pool Balance for Current Period				$121,394,287.20

Net Loss Ratio				0.07%
Net Loss Ratio for 1st Preceding Collection Period				-0.02%
Net Loss Ratio for 2nd Preceding Collection Period				0.04%
Three-Month Average Net Loss Ratio for Current Period				0.03%

Cumulative Net Losses for All Periods				$9,716,613.36
Cumulative Net Losses as a % of Initial Pool Balance				0.70%

Principal Balance of Extensions				$625,194.18
Number of Extensions				76